10% Series A Cumulative Redeemable Convertible Preferred Stock (Details Narrative) - USD ($)				3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 10, 2021	Nov. 16, 2021	Nov. 10, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Class of Stock [Line Items]
Preferred stock, shares authorized				10,000,000				10,000,000	10,000,000	10,000,000
Preferred stock, dividend rate, percentage								1000.00%	10.00%
Preferred stock par value				$ 0.001				$ 0.001	$ 0.001	$ 0.001
Stock Issued During Period, Value, New Issues					$ 2,345,890	$ 1,539,219			$ 3,885,109
Number of options exercised									140	53
Preferred stock voting rights								The outstanding shares of Series B Preferred Stock had 25,000,000 votes per share	The holders of the 10% Series A Cumulative Redeemable Convertible Preferred Stock will not have any voting rights, except whenever dividends on any share of any series of preferred stock (“Applicable Preferred Stock”) have not been paid in an aggregate amount equal to four monthly dividends on the shares, the holders of the Applicable Preferred Stock will have the exclusive and special right, voting separately as a class and without regard to series, to elect at an annual meeting of shareholders or special meeting held in place of it one member of the Board of Directors, until all arrearages in dividends and dividends in full for the current monthly period have been paid.
Board of Directors Chairman [Member]
Class of Stock [Line Items]
Preferred stock, dividend rate, percentage								1000.00%	10.00%
10% Series A Cumulative Redeemable Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			1,725,000
Preferred stock, dividend rate, percentage			10.00%
Preferred stock par value			$ 0.001
Preferred stock liquidation preference			$ 11.00
Conversion price				$ 17.50				$ 17.50	$ 17.50
Conversion description								Each share of 10% Series A Cumulative Redeemable Convertible Preferred Stock is convertible into one share of the Company’s Common Stock at a conversion price of $17.50 per common share. Subject to earlier conversion or redemption, the 10% Series A Cumulative Redeemable Convertible Preferred Stock matures five years from issuance, or November 15, 2026, at which point the Company must redeem the shares of 10% Series A Cumulative Redeemable Convertible Preferred Stock in cash	per common share. Subject to earlier conversion or redemption, the 10% Series A Cumulative Redeemable Convertible Preferred Stock matures five years from issuance, or November 15, 2026, at which point the Company must redeem the shares of 10% Series A Cumulative Redeemable Convertible Preferred Stock in cash
10% Series A Cumulative Redeemable Preferred Stock [Member] | 45-Days Option to Purchase [Member]
Class of Stock [Line Items]
Number of options exercised	35,950
Proceeds from option exercised	$ 334,335
10% Series A Cumulative Redeemable Preferred Stock [Member] | 45-Days Option to Purchase [Member] | Maximum [Member]
Class of Stock [Line Items]
Issuance of common stock under the ATM, net of issuance costs, shares		120,000
10% Series A Cumulative Redeemable Preferred Stock [Member] | Public Offering [Member]
Class of Stock [Line Items]
Issuance of common stock under the ATM, net of issuance costs, shares		800,000
Shares Issued, Price Per Share		$ 10
Stock Issued During Period, Value, New Issues		$ 8,000,000
Net proceeds from issuance of preferred stock		$ 7,265,000
Number of units issued		800,000
Shares issued price per share		$ 10
Gross proceeds from issuance of preferred stock		$ 8,000,000
Series A Cumulative Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, dividend rate, percentage									10.00%